Warrant Liability - Summary of Share Purchase Warrant Activity (Details) - Warrant Liability [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Warrants outstanding, beginning	3,391,844	3,417,840
Warrants exercised	(87,700)
Warrants expired		(25,996)
Warrants outstanding, end of period	3,304,144	3,391,844
Weighted average exercise price, beginning of period	$ 6.23	$ 7.59
Weighted average exercise price, exercised	1.07
Weighted average exercise price, expired		185.00
Weighted average exercise price, end of period	$ 6.36	$ 6.23